Matrix Advisors Dividend Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Aerospace/Defense - 2.6%
General Dynamics Corp.	4,900	$1,335,642

Bank (Money Center) - 4.5%
JPMorgan Chase & Co.	9,200	2,256,760

Bank (Processing) - 4.7%
The Bank of New York Mellon Corp.	28,650	2,402,876

Bank (Regional) - 7.9%
M&T Bank Corp.	10,600	1,894,750
The PNC Financial Services Group, Inc.	11,900	2,091,663
		3,986,413

Bank (Super Regional) - 4.0%
US Bancorp	48,100	2,030,782

Beverages - 4.5%
PepsiCo, Inc.	15,200	2,279,088

Biotechnology - 5.3%
Amgen, Inc.	8,600	2,679,330

Building Material and Supplies Dealers - 4.6%
The Home Depot, Inc.	6,400	2,345,536

Cable TV - 3.9%
Comcast Corp. - Class A	54,000	1,992,600

Computer Software and Services - 6.4%
Microsoft Corp.	8,650	3,247,123

Drug - 2.6%
Pfizer, Inc.	51,000	1,292,340

Electric Power Generation, Transmission & Distribution - 4.8%
NextEra Energy, Inc.	34,500	2,445,705

Electric Utility - 5.4%
American Electric Power Co., Inc.	25,250	2,759,068

Hotels, Restaurants & Leisure - 4.1%
Starbucks Corp.	21,100	2,069,699

Medical - Biomedical - 4.9%
Medtronic PLC	27,500	2,471,150

Packaged Food - 2.4%
Nestle SA - ADR	12,000	1,214,040

Rail Transportation - 4.5%
Union Pacific Corp.	9,600	2,267,904

Retail Trade - 2.1%
Target Corp.	10,000	1,043,600

Securities Brokerage - 3.5%
Morgan Stanley	15,090	1,760,550

Semiconductor - 9.1%
QUALCOMM, Inc.	14,900	2,288,789
Texas Instruments, Inc.	12,800	2,300,160
		4,588,949

Telecommunications (Equipment) - 2.5%
Cisco Systems, Inc.	20,300	1,252,713
TOTAL COMMON STOCKS (Cost $37,596,923)		47,721,868

SHORT-TERM INVESTMENTS - 5.9%		Value
Money Market Funds - 5.9%	Shares
First American Government Obligations Fund - Class X, 4.27% (a)	2,987,435	2,987,435
TOTAL SHORT-TERM INVESTMENTS (Cost $2,987,435)		2,987,435

TOTAL INVESTMENTS - 100.2% (Cost $40,584,358)		50,709,303
Liabilities in Excess of Other Assets - (0.2)%		(79,118)
TOTAL NET ASSETS - 100.0%		$50,630,185
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Matrix Advisors Dividend Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$47,721,868	$–	$–	$47,721,868
Money Market Funds	2,987,435	–	–	2,987,435
Total Investments	$50,709,303	$–	$–	$50,709,303

Refer to the Schedule of Investments for further disaggregation of investment categories.